LOANS PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
LOANS PAYABLE

NOTE 6 – LOANS PAYABLE

The components of loans payable as of September 30, 2024, and December 31, 2023, were as follows:

Payment date	Principal Amount	Maturity date	Interest rate	September 30, 2024	December 31, 2023
January 19, 2022	$12,500	January 19, 2023	7%	$12,500	$12,500
March 7, 2022	$3,000	March 7, 2023	7%	3,000	3,000
October 13, 2022	$25,000	October 13, 2023	7%	12,500	12,500
January 31, 2023	$100,000	Due on demand	0%	100,000	100,000
February 9, 2023	$10,000	Due on demand	0%	10,000	10,000
March 1, 2023	$50,000	Due on demand	0%	50,000	50,000
April 5, 2023	$25,000	August 3, 2023	15% fixed	25,000	25,000
May 19, 2023	$4,000	Due on demand	0%	4,000	4,000
June 20, 2023	$40,000	September 18, 2023	12% fixed	40,000	40,000
July 12, 2023	$4,150	Due on demand	0%	4,150	4,150
July 17, 2023	$50,000	Due on demand	0%	50,000	50,000
October 6, 2023	$10,000	October 6, 2024	7%	10,000	10,000
December 6, 2023	$1,000	Due on demand	0%	2,000	1,000
December 26, 2023	$100,000	April 18, 2024	0%	100,000	100,000
February 9,2024	$1,000	Due on demand	0%	1,000	-
July 17, 2024	$37,000	January 15, 2025	5%	37,000	-
August 14, 2024	$64,000	January 15, 2025	5%	64,000	-
Total loans payable				$525,150	$422,150
Less: Unamortized debt discount				-	(23,904)
				525,150	398,246
Less: Current portion				525,150	398,246
Long-term portion				$-	$-

On December 26, 2023, the Company entered into a promissory note agreement with an investor for the principal amount of $100,000, received the amount of $75,000 in cash, non-secured, free interest with maturity date of April 18, 2024. The Company recognized a debt discount of $25,000. The debt discount is being amortized over the life of the note using the effective interest method.

During the nine months ended September 30, 2024, and 2023, the Company borrowed $103,000 and $283,150, respectively.

As of September 30, 2024, and December 31, 2023, six (6) and five (5) loans with unpaid balance of $193,000 and $93,000 are in default, respectively.

During the nine months ended September 30, 2024, and 2023, the Company recognized interest and default penalty of $6,207 and $10,789 and amortization debt discount of $23,904 and $0, respectively.

As of September 30, 2024, and December 31, 2023, the Company had loans payable of $525,150 and $422,150, accrued interest of $20,291 and $14,085 and amortization debt discount of $0 and $23,904, respectively.

NOTE 6 – LOANS PAYABLE

The components of loans payable as of December 31,2023 and December 31,2022 were as follows:

Payment date	Principal Amount	Maturity date	Interest rate	December 31, 2023	December 31, 2022
January 19, 2022	$12,500	January 19, 2023	7%	$12,500	$12,500
March 7, 2022	$3,000	March 7, 2023	7%	3,000	3,000
October 13, 2022	$25,000	October 13, 2023	7%	12,500	12,500
January 31, 2023	$100,000	Due on demand	N/A	100,000	-
February 9, 2023	$10,000	Due on demand	N/A	10,000	-
March 1, 2023	$50,000	Due on demand	N/A	50,000	-
April 5, 2023	$25,000	August 3, 2023	15% fixed	25,000	-
May 19, 2023	$4,000	Due on demand	N/A	4,000	-
June 20, 2023	$40,000	September 18, 2023	12% fixed	40,000	-
July 12, 2023	$4,150	Due on demand	N/A	4,150
July 17, 2023	$50,000	Due on demand	N/A	50,000	-
October 6, 2023	$10,000	October 6, 2024	7%	10,000	-
December 6, 2023	$1,000	Due on demand	N/A	1,000	-
December 26, 2023	$100,000	April 18, 2024	0%	100,000	-

Total loans payable				$422,150	$28,000
Less: Unamortized debt discount				(23,904)	-
				398,246	28,000
Less: Current portion				398,246	28,000
Long-term portion				$-	$-

During the years ended December 31,2023 and 2022, the Company borrowed $394,150 and $40,500 and repaid $0 and $12,500, respectively.

As of December 31,2023, five loans with unpaid balance of $93,000 are in default and the Company recorded applicable 5% penalty of $1,229.

On December 26,2023, the Company entered into a promissory note agreement with an investor for the principal amount of $100,000, received the amount of $75,000 in cash, free of interest with maturity date of April 18, 2024. The Company recognized a debt discount of $25,000. The debt discount is being amortized over the life of the note using the effective interest method.

During the years ended December 31,2023 and 2022, the Company recorded interest of $12,779 and $1,306, amortization of debt discounts of $1,096 and $0 respectively.

As of December 31,2023, and December 31,2022, the Company had loans payable of $422,150 and $28,000, accrued interest of $14,085 and $1,306 and amortization debt discount of $23,904 and $0, respectively.